Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash dividends declared, per shares	$ 0.60	$ 0.85	$ 0.60
Shares of stock pursuant to dividend reinvestment plan	73,411	106,230	79,962
Common shares repurchased			6,148
Shares of stock pursuant to exercise of stock options	5,973	8,788	5,284
Net change in unrealized loss on available-for-sale securities, tax	$ 4,261	$ 1,058	$ 2,612
Common Stock [Member]
Shares of stock pursuant to dividend reinvestment plan	73,411	106,230	79,962
Common shares repurchased			6,148
Shares of stock pursuant to exercise of stock options	5,973	8,788	5,284
Additional Paid-in Capital [Member]
Shares of stock pursuant to dividend reinvestment plan	73,411	106,230	79,962
Common shares repurchased			6,148
Shares of stock pursuant to exercise of stock options	5,973	8,788	5,284
Retained Earnings [Member]
Cash dividends declared, per shares	$ 0.60	$ 0.85	$ 0.60
Net Unrealized Gain (Loss) On Available-For- Sale Securities [Member]
Net change in unrealized loss on available-for-sale securities, tax	$ 4,261	$ 1,058	$ 2,612